GEOGRAPHIC INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Revenue from External Customers	$ 100,980	$ 94,684
Technology [Member]
Revenue from External Customers	16,662	18,317
Networking [Member]
Revenue from External Customers	$ 84,318	$ 76,367